POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED COMMODITY FUND TRUST

SUPPLEMENT DATED APRIL 20, 2018 TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2018 OF:

PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio

(the “Fund”)

On April 19, 2018, the Board of Trustees of PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”) approved changing the Fund’s name.    Effective on or about June 4, 2018, the name of the Fund and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF

On April 19, 2018, the Board of Trustees of the Trust approved changing the Trust’s name. Effective on or about June 4, 2018, the name of the Trust and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Actively Managed Exchange-Traded Commodity Fund Trust	Invesco Actively Managed Exchange-Traded Commodity Fund Trust

In addition, effective on or about June 4, 2018, the names of the following trusts and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Fund Trust	Invesco Exchange-Traded Fund Trust

PowerShares Exchange-Traded Fund Trust II	Invesco Exchange-Traded Fund Trust II

PowerShares Actively Managed Exchange-Traded Fund Trust	Invesco Actively Managed Exchange-Traded Fund Trust

PowerShares India Exchange-Traded Fund Trust	Invesco India Exchange-Traded Fund Trust

PowerShares Exchange-Traded Self-Indexed Fund Trust	Invesco Exchange-Traded Self-Indexed Fund Trust

Effective on or about June 4, 2018, the name of the investment adviser is changing from “Invesco PowerShares Capital Management LLC” to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to “PowerShares family of ETFs” are hereby changing to “Invesco family of ETFs”.

Effective on or about June 4, 2018, www.powershares.com is changing to www.invesco.com, info@powershares.com is changing to info@invesco.com, and www.powershares.com/capitalmarkets is changing to www.invesco.com/capitalmarkets, as applicable.

Effective on or about June 4, 2018, any and all references to “PowerShares” are changing to “Invesco”.

Please Retain This Supplement for Future Reference.

P-BRAND-SUP 5 042018